Leuthold Core Investment Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 63.15%
Air Freight & Logistics - 1.26%
Air Transport Services Group, Inc. (a)	50,754	$1,179,015
Atlas Air Worldwide Holdings, Inc. (a)	32,014	2,180,474
FedEx Corp.	7,928	2,365,160
Hub Group, Inc. - Class A (a)	28,410	1,874,492
		7,599,141
Capital Markets - 5.60%
Evercore, Inc. - Class A	30,933	4,354,439
The Goldman Sachs Group, Inc.	21,983	8,343,208
Jefferies Financial Group, Inc.	60,567	2,071,391
Morgan Stanley	78,083	7,159,430
Raymond James Financial, Inc.	29,491	3,830,881
Stifel Financial Corp.	57,241	3,712,651
UBS Group AG (b)	280,737	4,306,506
		33,778,506
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	6,476

Construction & Engineering - 0.96%
Comfort Systems USA, Inc.	29,852	2,352,039
MasTec, Inc. (a)	32,735	3,473,184
		5,825,223
Consumer Finance - 2.08%
Ally Financial, Inc.	57,007	2,841,229
Capital One Financial Corp.	29,061	4,495,446
OneMain Holdings, Inc.	46,027	2,757,477
Santander Consumer USA Holdings, Inc.	67,134	2,438,307
		12,532,459
Containers & Packaging - 4.12%
Amcor PLC (b)	263,078	3,014,874
Berry Global Group, Inc. (a)	27,689	1,805,877
Graphic Packaging Holding Co.	191,482	3,473,483
International Paper Co.	61,925	3,796,622
O-I Glass, Inc. (a)	98,264	1,604,651
Sealed Air Corp.	66,971	3,968,032
Sonoco Products Co.	52,195	3,491,845
Westrock Co.	69,493	3,698,417
		24,853,801
Distributors - 0.59%
LKQ Corp. (a)	71,956	3,541,674

Diversified Telecommunication Services - 0.58%
Verizon Communications, Inc.	63,007	3,530,282

Electronic Equipment, Instruments & Components - 1.55%
Arrow Electronics, Inc. (a)	16,938	1,928,053
Insight Enterprises, Inc. (a)	32,735	3,273,827
SYNNEX Corp.	34,176	4,161,270
		9,363,150
Health Care Providers & Services - 7.47%
Anthem, Inc.	7,568	$2,889,462
Centene Corp. (a)	65,529	4,779,030
Cigna Corp.	10,451	2,477,619
CVS Health Corp.	31,293	2,611,088
Encompass Health Corp.	41,384	3,229,193
Fresenius Medical Care AG & Co. KGaA - ADR	37,780	1,570,515
HCA Healthcare, Inc.	34,897	7,214,606
Humana, Inc.	10,811	4,786,246
Laboratory Corp. of America Holdings (a)	9,010	2,485,408
Premier, Inc.	34,897	1,214,067
Quest Diagnostics, Inc.	13,694	1,807,197
UnitedHealth Group, Inc.	19,100	7,648,404
Universal Health Services, Inc. - Class B	16,217	2,374,655
		45,087,490
Household Durables - 5.01%
D.R. Horton, Inc.	60,484	5,465,939
KB Home	44,627	1,817,212
La-Z-Boy, Inc.	43,906	1,626,278
Lennar Corp. - Class A	35,978	3,574,414
Meritage Homes Corp. (a)	25,887	2,435,449
Mohawk Industries, Inc. (a)	15,136	2,908,988
PulteGroup, Inc.	92,498	5,047,616
Sony Group Corp. - ADR	17,298	1,681,712
Toll Brothers, Inc.	55,799	3,225,740
Whirlpool Corp.	11,172	2,435,719
		30,219,067
Insurance - 3.62%
Aflac, Inc.	68,052	3,651,670
American Equity Investment Life Holding Co.	90,035	2,909,931
Athene Holding, Ltd. (a)(b)	53,757	3,628,598
CNO Financial Group, Inc.	100,006	2,362,142
Manulife Financial Corp. (b)	167,817	3,305,995
MetLife, Inc.	57,241	3,425,874
Unum Group (a)	91,236	2,591,102
		21,875,312
Interactive Media & Services - 2.72%
Alphabet, Inc. - Class A (a)	4,685	11,439,786
Facebook, Inc. - Class A (a)	14,415	5,012,240
		16,452,026
IT Services - 2.56%
Concentrix Corp. (a)	34,176	5,495,501
Mastercard, Inc. - Class A	14,776	5,394,570
Visa, Inc. - Class A	19,461	4,550,371
		15,440,442
Media - 0.59%
Comcast Corp. - Class A	62,286	3,551,548

Metals & Mining - 0.35%
ArcelorMittal SA - NYRS	67,932	2,109,968

Multiline Retail - 4.45%
Dollar General Corp.	35,618	7,707,379
Dollar Tree, Inc. (a)	31,653	3,149,474
Target Corp.	66,250	16,015,275
		26,872,128
Paper & Forest Products - 0.39%
Louisiana-Pacific Corp.	38,681	2,332,077

Professional Services - 2.84%
ASGN, Inc. (a)	36,338	$3,522,242
Insperity, Inc.	28,050	2,534,879
Korn Ferry	38,140	2,767,057
ManpowerGroup, Inc.	25,887	3,078,223
Robert Half International, Inc.	42,465	3,778,111
TriNet Group, Inc. (a)	20,181	1,462,719
		17,143,231
Semiconductors & Semiconductor Equipment - 6.71%
Applied Materials, Inc.	70,214	9,998,474
KLA Corp.	14,415	4,673,487
Lam Research Corp.	20,542	13,366,679
MKS Instruments, Inc.	26,608	4,734,894
SolarEdge Technologies, Inc. (a)(b)	28,050	7,752,178
		40,525,712
Software - 2.85%
Adobe, Inc. (a)	7,928	4,642,954
Microsoft Corp.	46,429	12,577,616
		17,220,570
Specialty Retail - 2.59%
AutoNation, Inc. (a)	24,446	2,317,725
Best Buy Co., Inc.	17,659	2,030,432
Group 1 Automotive, Inc.	11,652	1,799,418
The Home Depot, Inc.	7,928	2,528,160
Penske Automotive Group, Inc.	29,491	2,226,276
Rent-A-Center, Inc.	38,861	2,062,353
Williams-Sonoma, Inc.	16,578	2,646,678
		15,611,042
Technology Hardware, Storage & Peripherals - 1.91%
Apple, Inc.	40,303	5,519,899
Dell Technologies, Inc. - Class C (a)	20,181	2,011,440
HP, Inc.	66,070	1,994,653
Logitech International SA (b)	16,578	2,004,612
		11,530,604
Thrifts & Mortgage Finance - 0.54%
Flagstar Bancorp, Inc.	41,384	1,749,302
PennyMac Financial Services, Inc.	24,446	1,508,807
		3,258,109
Trading Companies & Distributors - 1.46%
MSC Industrial Direct Co., Inc. - Class A	14,055	1,261,155
Triton International, Ltd. (b)	28,050	1,468,137
United Rentals, Inc. (a)	12,974	4,138,836
WESCO International, Inc. (a)	19,100	1,963,862
		8,831,990
Wireless Telecommunication Services - 0.35%
T-Mobile US, Inc. (a)	14,776	2,140,008
TOTAL COMMON STOCKS (Cost $209,566,843)		$381,232,036

INVESTMENT COMPANIES - 17.00%
Exchange Traded Funds - 17.00%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	145,298	$12,311,099
iShares Floating Rate Bond ETF	169,630	8,620,597
iShares Gold Trust (a)	174,244	5,873,765
iShares International Treasury Bond ETF	287,236	15,008,081
iShares MBS ETF	43,531	4,711,360
iShares TIPS Bond ETF	71,109	9,102,663
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	305,296	8,420,064
SPDR Gold Shares (a)	111,718	18,503,852
VanEck Vectors ChinaAMC China	97,771	2,355,304
Vanguard Short-Term Inflation-Protected Securities ETF	338,283	17,729,412
TOTAL INVESTMENT COMPANIES (Cost $95,885,252)		$102,636,197

	Principal Amount	Fair Value
CORPORATE BONDS - 1.65%
Banks - 0.95%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,749,687
Technology Hardware, Storage & Peripherals - 0.70%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,229,640
TOTAL CORPORATE BONDS (Cost $9,321,394)		$9,979,327

UNITED STATES TREASURY OBLIGATIONS - 0.52%
United States Treasury Bond
1.125%, 05/15/2040	3,600,000	$3,110,906
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,993,642)		$3,110,906

FOREIGN GOVERNMENT BONDS - 2.34%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	$10,530,205
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 1,910,000	3,611,501
TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,927,858)		$14,141,706

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 13.66%
Money Market Funds - 13.66%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	82,435,052	$82,435,052
TOTAL SHORT-TERM INVESTMENTS (Cost $82,435,052)		$82,435,052

Total Investments (Cost $413,130,041) - 98.32%		$593,535,224
Other Assets in Excess of Liabilities - 1.68%		10,111,565
TOTAL NET ASSETS - 100.00%		$603,646,789

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GBP	British Pound
EUR	Euro
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.
(d)	Illiquid security. The fair value of this security totals $6,476 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At June 30, 2021, the market value of this security totals $12,311,099, which represents 2.04% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 7.66%
Aerospace & Defense - 0.54%
The Boeing Co.	5,137	$1,230,620
HEICO Corp.	6,628	924,076
Kratos Defense & Security Solutions, Inc.	13,310	379,202
TransDigm Group, Inc.	1,160	750,856
		3,284,754
Airlines - 0.16%
Southwest Airlines Co.	17,731	941,339

Automobiles - 0.11%
Ferrari NV (b)	3,314	682,850

Banks - 0.06%
Community Bank System, Inc.	4,806	363,574

Biotechnology - 0.14%
Seagen, Inc.	5,303	837,238

Capital Markets - 0.48%
CME Group, Inc. - Class A	5,966	1,268,849
Hamilton Lane, Inc. - Class A	5,137	468,083
Intercontinental Exchange, Inc.	9,943	1,180,234
		2,917,166
Chemicals - 0.42%
Air Products and Chemicals, Inc.	2,320	667,418
Ecolab, Inc.	5,303	1,092,259
International Flavors & Fragrances, Inc.	5,303	792,268
		2,551,945
Commercial Services & Supplies - 0.15%
MSA Safety, Inc.	5,468	905,391

Containers & Packaging - 0.10%
Ball Corp.	7,623	617,616

Diversified Consumer Services - 0.12%
Bright Horizons Family Solutions, Inc.	2,320	341,295
Chegg, Inc.	4,474	371,834
		713,129
Diversified Telecommunication Services - 0.06%
Cogent Communications Holdings, Inc.	5,137	394,984

Electric Utilities - 0.17%
PG&E Corp.	102,242	1,039,801

Electrical Equipment - 0.06%
Sunrun, Inc.	6,768	377,519

Entertainment - 0.15%
Madison Square Garden Sports Corp. - Class A	3,148	543,250
Zynga, Inc.	31,485	334,686
		877,936
Food Products - 0.11%
Hormel Foods Corp.	14,444	$689,701

Health Care Equipment & Supplies - 0.79%
Alcon, Inc. (b)	15,079	1,059,451
Axonics, Inc.	6,794	430,807
Becton Dickinson and Co.	2,651	644,697
Dexcom, Inc.	1,823	778,421
Insulet Corp.	4,143	1,137,295
Mesa Laboratories, Inc.	1,326	359,571
Nevro Corp.	2,154	357,112
		4,767,354
Hotels, Restaurants & Leisure - 0.90%
Aramark	20,051	746,900
Choice Hotels International, Inc.	2,817	334,828
Hilton Worldwide Holdings, Inc.	8,948	1,079,308
Las Vegas Sands Corp.	19,719	1,038,994
Planet Fitness, Inc. - Class A	9,611	723,228
Restaurant Brands International, Inc. (b)	17,068	1,099,862
Wingstop, Inc.	2,486	391,868
		5,414,988
Industrial Conglomerates - 0.12%
Roper Technologies, Inc.	1,491	701,068

Insurance - 0.13%
Marsh & McLennan Companies, Inc.	5,468	769,238

IT Services - 0.57%
Fidelity National Information Services, Inc.	7,954	1,126,843
Okta, Inc. - Class A	3,148	770,253
Shopify, Inc. - Class A (b)	663	968,630
Switch, Inc. - Class A	26,845	566,698
		3,432,424
Life Sciences Tools & Services - 0.05%
Adaptive Biotechnologies Corp.	7,954	325,001

Metals & Mining - 0.11%
Franco-Nevada Corp. (b)	4,640	673,125

Oil, Gas & Consumable Fuels - 0.27%
Cameco Corp. (b)	19,056	365,494
Cenovus Energy, Inc. (b)	48,553	465,138
Phillips 66	9,114	782,163
		1,612,795
Pharmaceuticals - 0.28%
AstraZeneca PLC - ADR	13,257	794,094
Elanco Animal Health, Inc.	25,188	873,772
		1,667,866
Professional Services - 0.24%
CoStar Group, Inc.	8,290	686,578
Equifax, Inc.	3,148	753,977
		1,440,555
Real Estate Investment Trusts (REITs) - 0.33%
Americold Realty Trust	8,948	338,682
Equinix, Inc.	994	797,784
Sun Communities, Inc.	4,971	852,029
		1,988,495
Software - 0.84%
Alteryx, Inc. - Class A	4,474	$384,854
Atlassian Corp. PLC - Class A (b)	3,148	808,595
Coupa Software, Inc.	3,148	825,122
Datadog, Inc. - Class A	6,637	690,779
PROS Holdings, Inc.	12,428	566,344
RingCentral, Inc. - Class A	2,983	866,800
Splunk, Inc.	6,463	934,421
		5,076,915
Specialty Retail - 0.06%
Monro, Inc.	5,634	357,815

Textiles, Apparel & Luxury Goods - 0.14%
Lululemon Athletica, Inc. (b)	2,320	846,730
TOTAL COMMON STOCKS (Proceeds $45,304,452)		$46,269,312

INVESTMENT COMPANIES - 3.31%
Exchange Traded Funds - 3.31%
Energy Select Sector SPDR Fund	11,434	$615,950
Financial Select Sector SPDR Fund	48,718	1,787,463
Invesco QQQ Trust Series 1	13,588	4,815,995
iShares Expanded Tech-Software Sector ETF	3,811	1,486,443
iShares Russell 1000 Growth ETF	11,600	3,149,168
iShares S&P 100 ETF	18,891	3,706,036
SPDR S&P 500 ETF Trust	4,971	2,127,886
Utilities Select Sector SPDR Fund	35,793	2,263,191
TOTAL INVESTMENT COMPANIES (Proceeds $19,006,437)		$19,952,132

TOTAL SECURITIES SOLD SHORT
(Proceeds $64,310,889) - 10.97%		$66,221,444

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$7,599,141	$–	$–	$7,599,141
Capital Markets	33,778,506	-	-	33,778,506
Chemicals	-	-	6,476	6,476
Construction & Engineering	5,825,223	-	-	5,825,223
Consumer Finance	12,532,459	-	-	12,532,459
Containers & Packaging	24,853,801	-	-	24,853,801
Distributors	3,541,674	-	-	3,541,674
Diversified Telecommunication Services	3,530,282	-	-	3,530,282
Electronic Equipment, Instruments & Components	9,363,150	-	-	9,363,150
Health Care Providers & Services	45,087,490	-	-	45,087,490
Household Durables	30,219,067	-	-	30,219,067
Insurance	21,875,312	-	-	21,875,312
Interactive Media & Services	16,452,026	-	-	16,452,026
IT Services	15,440,442	-	-	15,440,442
Media	3,551,548	-	-	3,551,548
Metals & Mining	2,109,968	-	-	2,109,968
Multiline Retail	26,872,128	-	-	26,872,128
Paper & Forest Products	2,332,077	-	-	2,332,077
Professional Services	17,143,231	-	-	17,143,231
Semiconductors & Semiconductor Equipment	40,525,712	-	-	40,525,712
Software	17,220,570	-	-	17,220,570
Specialty Retail	15,611,042	-	-	15,611,042
Technology Hardware, Storage & Peripherals	11,530,604	-	-	11,530,604
Thrifts & Mortgage Finance	3,258,109	-	-	3,258,109
Trading Companies & Distributors	8,831,990	-	-	8,831,990
Wireless Telecommunication Services	2,140,008	-	-	2,140,008
Total Common Stocks	381,225,560	-	6,476	381,232,036
Exchange Traded Funds	102,636,197	-	-	102,636,197
Corporate Bonds	-	9,979,327	-	9,979,327
United States Treasury Obligations	-	3,110,906	-	3,110,906
Foreign Government Bonds	-	14,141,706	-	14,141,706
Money Market Funds	82,435,052	-	-	82,435,052
Total Investments in Securities	$566,296,809	$27,231,939	$6,476	$593,535,224

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$46,269,312	$–	$–	$46,269,312
Exchange Traded Funds	19,952,132	-	-	19,952,132
Total Securities Sold Short	$66,221,444	$–	$–	$66,221,444

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2020	$6,488
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized depreciation	(12)	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of June 30, 2021	$6,476	(1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2021:	$(12)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.